Commitments and Contingent Liabilities (Narrative) (Details) ₪ in Thousands, $ in Thousands			1 Months Ended			12 Months Ended
	Oct. 15, 2024 USD ($)	Feb. 08, 2022 USD ($)	May 16, 2025 ILS (₪)	May 16, 2025 USD ($)	Mar. 20, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)
Operating Leased Assets [Line Items]
Income from OCS grants						$ 1,335	$ 1,264	$ 542
Accrued unpaid royalties						2,592
Maximum future royalties commitment						9,887
Bank guarantees						117,886			$ 45,900
Damages sought by plaintiff						75,000
Litigation Settlement, Loss						1,162
Plaintiff estimated amended claim amount					$ 52,099
Amount collected from South American customer							9,064
Mediation Agreement [Member]
Operating Leased Assets [Line Items]
Damages sought by plaintiff			₪ 1,122	$ 332
Litigation offset amount including VAT			₪ 2,177	$ 645
Guarantees [Member]
Operating Leased Assets [Line Items]
Bank guarantees						$ 14,102	$ 18,555
Minimum [Member]
Operating Leased Assets [Line Items]
Royalties calculation rate						3.00%
Maximum [Member]
Operating Leased Assets [Line Items]
Royalties calculation rate						4.00%
Station Enterprises Ltd [Member]
Operating Leased Assets [Line Items]
Bank guarantees		$ 682
Damages sought by plaintiff		$ 328
ADSL Quality Ltd [Member]
Operating Leased Assets [Line Items]
Damages sought by plaintiff	$ 267
Former Employee [Member]
Operating Leased Assets [Line Items]
Damages sought by plaintiff						$ 500